Capital Stock and Stock Compensation (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended		12 Months Ended
		Jun. 02, 2016 $ / shares	Oct. 12, 2015 $ / shares shares	Apr. 30, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 shares	Dec. 31, 2015 USD ($) item $ / shares shares	Dec. 31, 2014 USD ($) item $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Sep. 23, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Decription of reverse stock split					on June 2, 2016 the Board approved an amendment (the "Reverse Split Amendment") to the Company's Amended and Restated Certificate of Incorporation. The Reverse Split Amendment effected a one (1) for six (6) reverse stock split and corresponding reduction of the number of authorized shares of common stock, par value $0.01 per share (the "Reverse Split"). The Reverse Split Amendment became effective on June 13, 2016.
Professional fees | $							$ 2,782	$ 15,258	$ 14,950
2004 Stock Incentive Plan | $								$ 1,796
Percentage threshold set by board of directors for the entity for U.S. citizen ownerhip of outstanding stock							77.00%
Minimum demand for one selling security holder | $							$ 25,000
Minimum demand for more than one selling security holder | $							$ 75,000
The additional shares of common stock, per share exercised							10.00%
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average remaining contractual term							9 years 2 months 19 days
Share-based compensation, shares authorized under stock option plans, exercise price range, outstanding options, weighted average exercise price | $ / shares							$ 2.96	$ 3.65	$ 39.48
Stock options, compensation expense (income) | $							$ 621	$ 338	$ (192)
Share based compensation expense, unrecognized | $							$ 6,910
Share based compensation expense, unrecognized, period							2 years 1 month 21 days
Dividends payable, date declared							Feb. 29, 2016
Dividends payable, amount per share | $ / shares							$ 0.08
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split conversion ratio		0.16666
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares paid for tax withholding for share based compensation					124,538
Shares paid for tax withholding for share based compensation, per share amount | $ / shares					$ 2.47
Performance Based Restricted Units [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			630,766
Granted, per share | $ / shares			$ 2.66
Threshold goal for compensation expense achievement percentage			130.00%
Restricted Stock, Restricted Stock Units and Performance Awards [Member].
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense reduction net of estimated forfeiture | $								$ 279	$ 3,935
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.01		$ 0.01	$ 0.01
Stock repurchased during period, shares					460,900
Stock repurchaed during period, per share amount | $ / shares					$ 2.11
Stock repurchased during period, value | $					$ 971
Stock issued during period, shares, conversion of convertible securities					9,075,565
Granted							2,473,302	521,346
Granted, options							959,232	453,586
Forfeited							(26,051)
Diviend modification	[1]						198,411
Common Class A [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares				35,000
Stock repurchaed during period, per share amount | $ / shares				$ 2.00
Stock repurchased during period, value | $				$ 70
Common Class A [Member] | Stock Compensation Plan [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, options							959,232	453,586
Grants, options, per share | $ / shares							$ 3.25	$ 3.65
Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.01		$ 0.01	$ 0.01
Stock issued during period, shares, conversion of convertible securities					46,997	694,517
Common Class A and Common Class B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of warrant or right, date from which warrants or rights exercisable							Aug. 05, 2039
Management Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, method used							Black‑Scholes option pricing model
Management Incentive Compensation Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate							1.80%	1.80%
Fair value assumptions, expected volatility factor | item							0.37	0.37
Management Incentive Compensation Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, risk free interest rate							2.20%	2.20%
Fair value assumptions, expected volatility factor | item							0.42	0.42
Management Incentive Compensation Plan [Member] | Weighted Average [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, expected dividend rate							0.00%	0.00%
Fair value assumptions, expected life							6 years	6 years
Management Incentive Compensation Plan [Member] | Time Based Restricted Stock [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					719,119
Granted, per share | $ / shares					$ 1.97
Management Incentive Compensation Plan [Member] | Performance Based Restricted Units [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					719,119
Management Incentive Compensation Plan [Member] | Performance Based Restricted Units [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					231,280
Granted, per share | $ / shares					$ 1.97
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Each performance stock unit represents a contingent right to receive RSUs based upon certain performance related goals being met and the covered employees being continuously employed through the end of the period over which the performance goals are measured. These performance awards will vest on December 31, 2016, subject in each case to the Human Resources and Compensation Committee's certification of achievement of the performance measures and targets no later than March 31, 2017.
Management Incentive Compensation Plan [Member] | TSR [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, per share | $ / shares					$ 1.97
Management Incentive Compensation Plan [Member] | Stock Compensation Plan [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted					1,914,413
Granted, per share | $ / shares					$ 0.58
Management Incentive Compensation Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans										37,000,000
Non-Employee Director Incentive Compensation Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized, share plans										3,000,000
Incentive Plans [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant							31,490,819
Class A Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, shares					24,999,078
Stock repurchaed during period, per share amount | $ / shares					$ 2.28
Stock repurchased during period, value | $					$ 56,990		$ 3,633
Conversion of stock, shares converted					8,285,284
Class A Warrant [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock repurchased during period, value | $					$ 57,961
Class B Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, conversion of convertible securities						695,945
Conversion of stock, shares converted					46,997

[1]	Represents additional shares resulting from the stock dividend adjustment described above.